BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
STOCKHOLDERS' DEFICIT
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	64,242,500	64,242,500	64,242,500
Common stock, shares outstanding	64,242,500	64,242,500	64,242,500